Tax - Tax included within the statement of financial position (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning of period	£ 4,815	£ 4,446
Exchange adjustments and other	163	(268)
Charged/(credited) to income statement	1,230	215
Charged/(credited) to other comprehensive income and equity	571	422
Reclassification to held for sale (note 10)	(803)
Acquisition of WPD (note 37)	789
Deferred tax liability (asset) end of period	6,765	4,815
Regulatory licenses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning of period	0	0
Exchange adjustments and other	0	0
Charged/(credited) to income statement	0	0
Charged/(credited) to other comprehensive income and equity	0	0
Reclassification to held for sale (note 10)	0
Acquisition of WPD (note 37)	429
Deferred tax liability (asset) end of period	429	0
Accelerated tax depreciation
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning of period	6,434	6,562
Exchange adjustments and other	247	(501)
Charged/(credited) to income statement	1,050	373
Charged/(credited) to other comprehensive income and equity	0	0
Reclassification to held for sale (note 10)	(643)
Acquisition of WPD (note 37)	622
Deferred tax liability (asset) end of period	7,710	6,434
Share- based payments
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning of period	(42)	(48)
Exchange adjustments and other	(1)	4
Charged/(credited) to income statement	26	0
Charged/(credited) to other comprehensive income and equity	(6)	2
Reclassification to held for sale (note 10)	5
Acquisition of WPD (note 37)	0
Deferred tax liability (asset) end of period	(18)	(42)
Pensions and other post- retirement benefits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning of period	93	(360)
Exchange adjustments and other	1	51
Charged/(credited) to income statement	118	(12)
Charged/(credited) to other comprehensive income and equity	587	414
Reclassification to held for sale (note 10)	(166)
Acquisition of WPD (note 37)	142
Deferred tax liability (asset) end of period	775	93
Financial instruments
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning of period	(44)	(55)
Exchange adjustments and other	1	4
Charged/(credited) to income statement	153	1
Charged/(credited) to other comprehensive income and equity	(10)	6
Reclassification to held for sale (note 10)	2
Acquisition of WPD (note 37)	(403)
Deferred tax liability (asset) end of period	(301)	(44)
Other net temporary differences
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning of period	(1,626)	(1,653)
Exchange adjustments and other	(85)	174
Charged/(credited) to income statement	(117)	(147)
Charged/(credited) to other comprehensive income and equity	0	0
Reclassification to held for sale (note 10)	(1)
Acquisition of WPD (note 37)	(1)
Deferred tax liability (asset) end of period	(1,830)	(1,626)
Net operating losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning of period	(455)
Deferred tax liability (asset) end of period	(428)	(455)
Environmental provisions
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning of period	(453)
Deferred tax liability (asset) end of period	(511)	(453)
Allowance for credit losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning of period	(184)
Deferred tax liability (asset) end of period	£ (201)	£ (184)